Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - CAD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue From Government Grants	$ 0	$ 4,100		$ 16,400	$ 19,600	$ 0
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Amounts reclassified between segments			$ 11,717			$ 43,594